Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	UTC NORTH AMERICAN FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000869273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
UTC NORTH AMERICAN FUND (Prospectus Summary) | UTC NORTH AMERICAN FUND | UTC NORTH AMERICAN FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTCNX